Shareholders' Equity (Detail Textuals) - USD ($)					1 Months Ended		12 Months Ended
	Jan. 04, 2018	Jan. 01, 2018	Feb. 09, 2017	Feb. 06, 2017	Mar. 30, 2018	Mar. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Shareholders Equity [Line Items]
Proceeds from issuance of common stock							$ 920,000	$ 16,187,000
Common stock shares reserved							11,647,939
Proceeds from convertible debt							$ 5,000,000
6 February, 2017 Offering
Shareholders Equity [Line Items]
Net proceeds from offering				$ 10,500,000
6 February, 2017 Offering | February 6 Primary Units
Shareholders Equity [Line Items]
Number of units issued				2,096,920
Purchase price of units per share (in dollars per share)				$ 3.10
6 February, 2017 Offering | February 6 Alternative Units
Shareholders Equity [Line Items]
Purchase price of units per share (in dollars per share)				$ 3.09
9 February, 2017 Offering
Shareholders Equity [Line Items]
Net proceeds from offering			$ 5,500,000
Number of units issued			1,650,000
9 February, 2017 Offering | February 9 Primary Units
Shareholders Equity [Line Items]
Exercise Price (in dollars per share)			$ 2.50
Number of units issued			1,650,000
9 February, 2017 Offering | February 9 Alternative Units
Shareholders Equity [Line Items]
Exercise Price (in dollars per share)			$ 2.49
Number of units issued			750,000
January 4 , 2018 Offering
Shareholders Equity [Line Items]
Net proceeds from offering	$ 1,800,000
March 30 , 2018 offering
Shareholders Equity [Line Items]
Number of Class A common stock issue and sold					73,000,000
Amount of gross proceeds					$ 8,700,000
March 30 , 2018 offering | Unaffiliated institutional investors
Shareholders Equity [Line Items]
Principal amount of notes issued					$ 10,750,000	$ 10,750,000
March 30 , 2018 offering | Unaffiliated institutional investors | Cooperation Agreement
Shareholders Equity [Line Items]
Proceeds from original issue discount ("OID")						750,000
Proceeds from convertible debt						$ 10,000,000
Private Placement | Unaffiliated institutional investors
Shareholders Equity [Line Items]
Number of Class A common stock issue and sold	800,000
Series K Warrant | 6 February, 2017 Offering
Shareholders Equity [Line Items]
Number of shares called by warrants				3,710,000
Series P Warrant | Unaffiliated institutional investors | Cooperation Agreement
Shareholders Equity [Line Items]
Common stock per share	$ 1.15
Amount of net proceeds		$ 1,500,000
Series Q Warrant
Shareholders Equity [Line Items]
Number of common stock issued							81,507,793
Class A common stock | 6 February, 2017 Offering
Shareholders Equity [Line Items]
Number of common stock issued				2,096,920
Value of common stock issued				$ 11,500,000
Number of shares called by warrants				3,710,000
Class A common stock | 6 February, 2017 Offering | February 6 Alternative Units
Shareholders Equity [Line Items]
Number of units issued				1,613,080
Class A common stock | 9 February, 2017 Offering
Shareholders Equity [Line Items]
Proceeds from issuance of common stock			$ 6,000,000
Percentage of warrants to purchase common stock			75.00%
Class A common stock | Series K Warrant
Shareholders Equity [Line Items]
Number of shares called by warrants							3,710,000
Class A common stock | Series N Warrant
Shareholders Equity [Line Items]
Number of shares called by warrants			750,000
Class A common stock | Series M Warrant
Shareholders Equity [Line Items]
Number of shares called by warrants			1,800,000
Class A common stock | Series P Warrant | Private Placement | Unaffiliated institutional investors
Shareholders Equity [Line Items]
Number of shares called by warrants	800,000
Class A common stock | Series O Warrant | Private Placement | Unaffiliated institutional investors
Shareholders Equity [Line Items]
Number of common stock issued	1,600,000
Number of Class A common stock issue and sold							800,000
Class A common stock | Series Q Warrant
Shareholders Equity [Line Items]
Number of shares called by warrants					9,270,457	9,270,457
Class A common stock | Series Q Warrant | March 30 , 2018 offering
Shareholders Equity [Line Items]
Number of Class A common stock issue and sold					8,700,000